Fees and Expenses	Jan. 31, 2026
Curasset Capital Management Core Bond Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
The following table describes the expenses and fees that you may pay if you buy, hold and sell shares of the Core Bond Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. In addition, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in any funds managed by the Adviser and the funds are offered in this Trust. More information about these and other discounts is available from your financial professional and in the section “Distribution Arrangements” and in the section “Distribution” in the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]	The following example is intended to help you compare the cost of investing in the Core Bond Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Core Bond Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same each year.
Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Core Bond Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Core Bond Fund’s performance. During the Fund’s most recent fiscal year ended September 30, 2025, the Fund’s portfolio turnover rate was 45.38% of the average value of its portfolio.

Portfolio Turnover, Rate	45.38%
Curasset Capital Management Limited Term Income Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
The following table describes the expenses and fees that you may pay if you buy, hold and sell shares of the Limited Term Income Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. In addition, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in any funds managed by the Adviser and the funds are offered in this Trust. More information about these and other discounts is available from your financial professional and in the section “Distribution Arrangements” and in the section “Distribution” in the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]	The following example is intended to help you compare the cost of investing in the Limited Term Income Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Limited Term Income Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Limited Term Income Fund’s operating expenses remain the same each year.
Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Limited Term Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Limited Term Income Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Limited Term Income Fund’s performance. During the Fund’s most recent fiscal year ended September 30, 2025, the Fund’s portfolio turnover rate was 48.56% of the average value of its portfolio.

Portfolio Turnover, Rate	48.56%